October 5, 2009

Securities and Exchange Commission 450 Fifth Street, N.W. Judiciary Plaza Washington, D.C. 20548	VIA EDGAR

Attn: Division of Investment Management

Re:	American Pension Investors Trust, File No.’s 811-04262 & 002-96538

On behalf of American Pension Investors Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statement of Additional Information dated October 1, 2009 that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post Effective Amendment No. 48, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001193125-09-201318 on September 30, 2009.

Sincerely,

/s/ David D. Basten

David D. Basten

President & Chairman of the Board